Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Accumulated impairment [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowance on impaired loans	$ 14	$ 13